Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.45%
Alabama–2.62%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$ 4,200	$ 4,090,018
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,181,593
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	14,987,980
Energy Southeast A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,781,631
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,154,257
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	513,000
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,315,818
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,395,274
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	27,000	27,749,471
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(a)	5.00%	05/01/2032	5,000	5,256,895
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,772,796
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	5,027,671
				88,226,404
Alaska–0.28%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(f)	5.50%	10/01/2042	9,000	9,385,600
Arizona–2.07%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,470,039
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,565	5,650,823
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,183,468
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,322,510
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	9,924,090
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,320,356
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	1,992,744
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,513,605
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	1,095	1,096,863
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,893,996
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,001,387
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,782,650
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,280	13,394,925
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2032	5,005	5,206,749
				69,754,205
Arkansas–0.54%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,750	2,614,737
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	5,086,786
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,166,762
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	5,368,633
				18,236,918
California–10.08%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(g)	5.00%	10/01/2029	5,000	5,490,745
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	$ 40	$ 31,493
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2050	4,400	4,309,609
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,054,799
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,711,828
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,154,092
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	10,000	10,595,618
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,232,120
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,400,947
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	10,000	1,741,213
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(h)	0.00%	06/01/2055	10,000	2,049,328
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(h)	0.00%	06/01/2046	20,000	5,232,660
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	9,240	10,243,271
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,071,372
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	9,459	9,300,813
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,477	3,437,730
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	10,000	10,024,844
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,186,066
Series 2012, RB(b)(e)	5.00%	11/21/2045	6,705	6,713,805
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	5,355,144
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB(a)(g)	5.50%	06/07/2024	2,000	2,000,336
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	2,992,054
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,504,352
Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	6,177,590
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(i)	5.25%	10/01/2024	60	60,081
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(h)	0.00%	06/01/2055	45,000	2,333,079
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2029	1,585	1,323,209
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(g)(h)	0.00%	08/01/2025	3,270	2,183,205
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	1,000	504,942
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	3,745,810
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	2,992,705
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	82,850	9,060,675
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(i)	5.00%	08/01/2026	2,000	2,073,660
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2034	1,500	1,013,062
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(h)	0.00%	06/01/2036	25,000	11,440,165
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,420
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	10,364,694
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	12,059,897
Series 2022 G, RB(b)	5.50%	05/15/2038	6,000	6,658,774
Series 2022 G, RB(b)	5.25%	05/15/2047	4,500	4,780,189
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,623,268
Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,511,694
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(h)(i)	0.00%	08/01/2035	$ 3,260	$ 2,145,802
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,800	4,812,623
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	5,000	6,188,916
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2037	1,170	687,446
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2038	4,770	2,635,062
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	5,010	2,621,690
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2040	5,260	2,598,629
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2041	5,520	2,570,413
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	994,934
Regents of the University of California Medical Center; Series 2013 K, VRD RB(j)	2.20%	05/15/2047	1,000	1,000,000
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2024 M, RB	5.00%	11/15/2049	5,800	6,389,427
Series 2024 M, RB	5.00%	11/15/2054	2,900	3,170,782
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	9,721,178
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(i)	5.00%	07/01/2051	3,035	3,222,716
Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,472,567
San Diego Unified School District (Election of 2018); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,674,573
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(b)	5.25%	05/01/2042	12,500	12,801,995
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,260,449
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,031,333
San Mateo Foster City School District; Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	5,166,388
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	11,433,228
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,886,040
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,285	4,299,270
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,156,764
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,009,451
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2027	7,865	6,976,751
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2024	3,570	3,549,268
				339,524,053
Colorado–2.40%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	883,794
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,456,822
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,500	3,337,953
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,092,866
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,774,885
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(a)(g)	5.00%	06/01/2027	3,500	3,658,460
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,229,925
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	15,958,951
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,462,952
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,195,251
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,536,257
Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	882,770
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,403,790
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,892,106
				80,766,782
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.47%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2034	$ 2,000	$ 2,143,493
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,781,272
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,694,195
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,446,104
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,092
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,827,214
				15,892,370
District of Columbia–3.42%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,523,270
Series 2022 A, RB	5.00%	07/01/2047	11,675	12,492,041
Series 2023 A, RB	5.25%	05/01/2048	7,255	7,935,346
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	1,180	1,230,066
Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	7,125	7,427,307
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,007,571
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(h)	0.00%	06/15/2046	25,000	5,765,603
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,539,942
Metropolitan Washington Airports Authority; Series 2016 A, Ref. RB(b)	5.00%	10/01/2034	5,295	5,391,255
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(h)(i)	0.00%	10/01/2037	17,565	9,307,290
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	23,808,857
Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,810,645
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	17,500	19,081,050
				115,320,243
Florida–9.11%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	18,945	19,108,126
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,978,474
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,823,326
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	14,165,635
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	2,000	1,681,344
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,809,360
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $745,694)(c)(d)(e)	7.25%	05/15/2026	746	20,134
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,821,324)(c)(d)(e)	7.75%	05/15/2035	1,864	50,334
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	12,605	12,839,932
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,065,315
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2021, Ref. RB(a)(b)(e)	7.50%	08/15/2024	5,000	5,143,921
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	6,000	6,240,000
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.00%	07/01/2044	10,000	10,299,735
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2047	6,000	6,237,753
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2053	9,125	9,419,061
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,900	11,343,223
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	2,935	2,966,492
Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	2,200	1,929,045
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,086,105
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,335,729
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,886,218)(c)(d)	6.00%	04/01/2038	6,000	1,578,000
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	5,000	5,549,781
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	$ 3,805	$ 3,786,917
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,723,665
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,711,339
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,333,923
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,762,022
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,011,310
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,046,411
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	6,000	6,099,731
Series 2019 B, RB	4.00%	10/01/2049	15,000	14,131,398
Series 2021, RB	4.00%	10/01/2051	5,000	4,678,214
Series 2024 A, RB	5.25%	10/01/2054	9,530	10,359,880
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(i)	4.00%	10/01/2045	28,000	25,758,617
Subseries 2021 A-2, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	11,290	10,674,859
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(i)	5.00%	07/01/2035	3,350	3,351,000
Miami-Dade (County of), FL Industrial Development Authority; Series 2024, VRD RB(b)(j)	3.65%	05/01/2054	14,500	14,500,000
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,631,933
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	10,155,034
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,120,164
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,005,251
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	12,385,001
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,037,931
Reunion East Community Development District; Series 2005, RB(c)(l)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,247,938
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	463,137
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	437,714
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	424,107
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	678,609
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	717,508
Series 2020 A, RB(h)	0.00%	09/01/2053	2,300	506,144
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(i)	6.00%	10/01/2029	3,000	3,406,693
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(e)(j)	3.46%	01/01/2045	6,000	6,000,000
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(e)	5.25%	05/01/2054	1,000	1,020,896
				306,838,173
Georgia–2.26%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,595,714
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	9,595	9,658,330
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,456,139
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,711,878
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,559,612
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,018,085
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,255,596
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,303,344
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,273,434
Series 2024 A, RB(a)	5.00%	09/01/2031	7,565	8,001,807
Series 2024 B, RB(a)	5.00%	03/01/2032	5,000	5,305,707
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	5,250	5,124,521
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	$ 7,210	$ 6,953,092
				76,217,259
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,036,615
Hawaii–0.27%
Hawaii (State of); Series 2015 A, RB(b)	5.00%	07/01/2045	5,030	5,040,208
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(b)	3.25%	01/01/2025	4,500	4,017,404
				9,057,612
Illinois–6.96%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,323,061
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,509,317
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,011,753
Series 2014, RB	5.00%	11/01/2044	1,905	1,907,797
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,470,139
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,012,422
Series 2017 A, RB (INS - AGM)(i)	5.25%	01/01/2042	2,000	2,053,366
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,836,070
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,861,360
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,903	1,903,434
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,160	1,160,428
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(l)	7.46%	02/15/2026	247	180,693
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,537,721
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,781,337
Series 2022 A, RB(b)(f)(m)	5.25%	01/01/2053	15,000	15,604,325
Series 2022, RB(b)	5.00%	01/01/2048	5,000	5,123,759
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,115,779
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,968,209
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	7,125,547
Series 2023, RB	5.75%	04/01/2048	5,000	5,501,682
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	5,825,053
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 C, GO Bonds	5.00%	12/01/2028	4,000	4,033,313
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,203,602
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	504	465,909
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,652,507
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,712,916
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,183,750
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,080,621
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,904,886
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,886,598
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,768,138
Series 2024 B, GO Bonds	5.25%	05/01/2045	4,000	4,310,668
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,421,266
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,238
Illinois (State of) Finance Authority;
Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,087,351
Series 2023, RB(a)(b)(e)	7.25%	09/03/2030	5,000	5,264,844
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,865	1,869,547
Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,290	1,293,145
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $3,602,985)(d)	5.00%	11/01/2035	$ 3,430	$ 3,052,786
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,343,930)(d)	5.00%	11/01/2040	2,245	1,843,141
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	778	414,248
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(g)	5.00%	05/15/2025	1,050	1,061,320
Series 2015, Ref. RB(a)(g)	5.25%	05/15/2025	2,355	2,385,829
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,447,868
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,026,259
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,774,136
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	10,000	10,052,901
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	6,024,675
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2031	2,630	2,637,736
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2032	2,395	2,402,045
Illinois (State of) Toll Highway Authority; Series 2021 A, RB	4.00%	01/01/2046	11,355	10,739,860
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(l)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB(g)	5.00%	06/01/2026	8,000	8,200,549
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,203,544
				234,655,448
Indiana–0.77%
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(i)	5.00%	10/01/2046	15,000	15,122,642
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,591,680
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,725,738
Series 2016, RB	5.00%	07/01/2041	1,500	1,509,654
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(e)	4.88%	01/01/2044	3,000	3,063,221
				26,012,935
Iowa–0.50%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,904,270
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	5.00%	12/01/2042	10,215	10,630,562
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	997,004
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	325	316,318
				16,848,154
Kansas–0.16%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,482,854
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 06/24/2016-05/30/2019; Cost $7,075,417)(c)(d)	5.38%	12/01/2046	6,960	1,461,600
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,383,198
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,180,432
				5,508,084
Kentucky–2.34%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	443,544
Series 2019, Ref. RB	4.00%	02/01/2036	380	360,371
Series 2019, Ref. RB	4.00%	02/01/2037	375	353,650
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,038,684
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,025,416
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,021,115
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2045	15,300	15,682,440
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$ 1,700	$ 1,706,204
Series 2015 A, RB	5.00%	07/01/2040	12,705	12,710,753
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,111,019
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,914,509
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	11,781,548
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	5,985,197
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,737,331
				78,871,781
Louisiana–1.24%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(i)	4.00%	12/01/2038	6,000	6,005,553
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(g)	5.50%	05/15/2026	1,010	1,046,949
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,431,521
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(g)	5.00%	06/01/2024	605	605,000
Series 2015, RB(a)(g)	5.00%	12/01/2025	3,000	3,068,440
Series 2015, RB(a)(g)	5.00%	12/01/2025	5,500	5,625,474
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(i)	5.00%	10/01/2048	5,000	5,097,470
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(a)	2.13%	07/01/2024	4,000	3,990,078
Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,798,851
				41,669,336
Maryland–1.45%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,000	9,612,488
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,775,759
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,627,247
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,259,583
Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	4,144,508
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,479,390
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,048,175
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,092,560
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,947,083
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,596,824
Rib Floater Trust; Series 2022-024, VRD RB (LOC - Barclays Bank PLC)(e)(j)(n)	3.71%	11/15/2049	5,000	5,000,000
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,322,120
				48,905,737
Massachusetts–1.54%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(h)	0.00%	07/01/2031	13,000	9,631,680
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,057,070
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,159,265
Series 2018 J-2, RB	5.00%	07/01/2053	5,000	5,033,919
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,036,445
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,000,367
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,970,814
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	$ 1,000	$ 853,147
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,457,806
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,039,221
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	7,005,739
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	9,518,112
				51,763,585
Michigan–1.73%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,147,588
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,164,539
Series 2020, RB	5.00%	05/15/2055	2,520	2,073,231
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	14,568,646
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,693,717
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	740	751,472
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,074,206
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,574,377
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,355,791
Series 2014 D-1, Ref. RB (INS - AGM)(i)	5.00%	07/01/2037	2,000	2,001,104
Series 2014 D-2, Ref. RB (INS - AGM)(i)	5.00%	07/01/2027	4,000	4,003,348
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,355,737
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	3,976,868
Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,527,927
				58,268,551
Minnesota–0.26%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,750,804
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,014,420
				8,765,224
Mississippi–0.13%
West Rankin Utility Authority; Series 2018, RB(a)(g)	5.00%	01/01/2028	4,050	4,284,512
Missouri–1.88%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(b)(i)	5.00%	03/01/2049	11,975	12,214,270
Series 2019 B, RB(b)	5.00%	03/01/2054	10,265	10,406,654
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	1,002,214
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	5.00%	02/01/2040	1,500	1,411,572
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,437,556
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,322,729
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	3,861,197
Series 2019 A, RB	5.00%	02/01/2042	3,000	2,968,582
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,209,388
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	15,540	15,646,867
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,751,116
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	$ 7,500	$ 7,183,277
				63,415,422
Montana–0.07%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,182,551
Nebraska–0.69%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,531,796
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,686,269
Series 2021 A, RB (INS - AGM)(i)	4.00%	02/01/2051	5,000	4,792,361
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,092,815
				23,103,241
Nevada–0.08%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,753,108
New Hampshire–0.43%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	4,671	4,443,803
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	975,087
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	595,863
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,572	6,095,823
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	2,500	2,536,386
				14,646,962
New Jersey–5.73%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(i)	5.75%	11/01/2028	6,000	6,293,086
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)(g)	5.00%	12/01/2024	455	454,919
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,620,108
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	10,000	10,624,995
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,490,712
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - AMBAC)(i)	5.50%	09/01/2024	3,885	3,899,084
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,848,850
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	620	620,160
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,380,290
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,500,601
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	5.25%	03/01/2054	5,110	5,620,681
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,118,546
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,418,790
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - Td Bank N.A.)(j)(n)	2.90%	07/01/2043	4,500	4,500,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(h)(i)	0.00%	12/15/2026	$ 10,000	$ 9,086,533
Series 2006 C, RB (INS - NATL)(h)(i)	0.00%	12/15/2031	7,410	5,505,191
Series 2014, RN	5.00%	06/15/2032	3,000	3,158,246
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,523,995
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,439,640
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,243,131
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,389,267
Series 2018 A, RN(f)(m)	5.00%	06/15/2030	5,000	5,105,125
Series 2018 A, RN(f)(m)	5.00%	06/15/2031	7,500	7,649,079
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,142,275
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,422,513
Series 2020 AA, RB	4.00%	06/15/2050	11,760	10,898,810
Series 2022, RB	5.50%	06/15/2050	5,000	5,428,734
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,084,459
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,756,154
Series 2021 A, RB	4.00%	01/01/2051	10,000	9,511,462
Series 2022 B, RB	5.25%	01/01/2052	12,000	13,001,206
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,173,607
				192,910,249
New Mexico–0.03%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,034,178
New York–11.20%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	3,136,219
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,433,403
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,819,250
Metropolitan Transportation Authority;
Series 2024 A, Ref. RB	5.50%	11/15/2047	3,000	3,284,335
Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,354,238
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,350,491
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,688,446
Series 2019 C, RB (INS - AGM)(i)	4.00%	11/15/2045	10,000	9,544,251
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,121,743
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,213,096
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,742,613
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,567,872
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,253,968
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,580,905
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,800,156
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,512,961
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	8,212,581
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,619,758
New York (City of), NY Municipal Water Finance Authority; Subseries 2024 AA-1, RB	5.25%	06/15/2053	5,000	5,435,863
New York (City of), NY Transitional Finance Authority;
Series 2013, RB	5.00%	11/01/2042	45	45,027
Series 2019, RB	4.00%	11/01/2042	10,000	9,784,056
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,668,543
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,429,101
Series 2024, RB	5.25%	05/01/2051	10,470	11,426,265
New York (State of) Dormitory Authority;
Series 2014 C, RB(a)(g)	5.00%	06/14/2024	12,030	12,034,036
Series 2014 C, RB(a)(g)	5.00%	06/14/2024	2,225	2,225,746
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,424,895
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Bidding Group 3); Series 2021 E, Ref. RB(g)	4.00%	03/15/2040	$ 10,855	$ 10,694,088
New York (State of) Dormitory Authority (Fordham University); Series 2014, RB(a)(g)	5.00%	07/01/2024	1,190	1,190,921
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,762,881
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,684,790
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,325,265
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,064,861
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	9,954,234
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,924,643
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,470,821
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,636,980
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2023, RB(b)	6.00%	06/30/2054	20,000	21,938,568
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,519,825
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(b)	5.00%	08/01/2026	13,200	13,204,242
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,189,903
Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,270,482
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,752,303
Series 2023, RB(b)	6.00%	04/01/2035	10,000	11,369,229
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,119,161
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,353,287
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,850,023
Series 2022, RB(b)	5.00%	12/01/2038	7,875	8,269,031
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	860	871,040
Series 2005 A, RB(e)(h)	0.00%	08/15/2045	54,560	15,986,653
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	6.00%	12/01/2053	5,170	5,351,220
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,343,185
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,358,835
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	7,109,219
				377,275,508
North Carolina–0.27%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	1,855	1,812,548
Series 2020, RB	5.00%	10/01/2040	1,050	977,758
Series 2020, RB	5.00%	10/01/2045	1,000	895,978
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(i)	5.00%	01/01/2038	5,000	5,262,216
				8,948,500
North Dakota–0.33%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,456,707
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	9,796,975
				11,253,682
Ohio–3.97%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,041,504
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,072,167
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,000	1,781,321
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	22,915	20,532,743
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	1,922,216
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	4,906,427
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	$ 5,000	$ 5,105,084
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	2,450	2,450,792
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(h)(i)	0.00%	11/15/2025	2,895	2,734,444
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,870,955
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,082,250
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,066,048
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	10,000	11,083,550
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	6,120,219
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,555,160
Hamilton (County of), OH (Trihealth, Inc. Obligated); Series 2021, Ref. VRD RB(j)	2.30%	08/15/2051	600	600,000
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	11,431,696
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,500,030
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,339,558
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,101,379
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,012,086
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,462
Ohio (State of) Water Development Authority Water Pollution Control Loan Fund (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,383,202
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,000,531
University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	8,725	9,363,446
				133,903,270
Oklahoma–1.00%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,688,402
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,126,499
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	2,950	2,846,573
Series 2023, RB	4.13%	04/01/2053	3,700	3,598,755
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,505,465
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	5,000	5,038,549
				33,804,243
Oregon–0.58%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	961,192
Series 2018 A, RB	5.00%	05/15/2052	500	430,808
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	970,240
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,157,549
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,238,911
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,693,042
Oregon (State of); Series 2020 M, VRD GO Bonds(j)	2.25%	12/01/2044	635	635,000
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,355,939
Portland (Port of), OR (Portland International Airport); Series 2019 25 B, RB(b)	5.00%	07/01/2049	5,000	5,081,401
				19,524,082
Pennsylvania–3.71%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,355,612
Butler (County of), PA General Authority; Series 2011, VRD RB (INS - AGM)(j)	3.34%	08/01/2027	100	100,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	5,050,118
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,305,920
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	$ 12,000	$ 12,443,897
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(j)	4.25%	09/01/2045	15,000	15,000,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	4,000	4,304,897
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,709,719
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,288,061
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,584,190
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,070,540
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,117,731
Series 2021 A, RB	4.00%	12/01/2046	1,000	949,389
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,939,204
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,435,323
Philadelphia (City of), PA; Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,507,055
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,393,586
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,507,411
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,562,310
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2026	2,360	2,419,619
				125,044,582
Puerto Rico–1.28%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,780	4,804,707
Series 2002, RB	5.63%	05/15/2043	1,250	1,264,812
Series 2008 B, RB(h)	0.00%	05/15/2057	260,000	15,640,976
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	2,700	2,658,565
Series 2012 A, RB(c)	5.00%	07/01/2042	5,525	1,464,125
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,403,020
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,593,978
Series 2018 A-1, RB(h)	0.00%	07/01/2046	31,000	9,929,387
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,501,459
				43,261,029
South Carolina–2.12%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,669,960
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,635	1,593,621
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,572,052
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	15,203,115
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,740,845
Series 2024, RB	5.50%	11/01/2054	10,000	10,866,589
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(g)	5.00%	07/01/2025	10,000	10,125,130
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB	5.50%	12/01/2053	12,425	12,399,561
Series 2021 B, RB	5.00%	12/01/2040	3,300	3,486,697
University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,601,634
				71,259,204
Tennessee–1.13%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,138,746
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(i)	5.25%	07/01/2049	1,250	1,316,746
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	$ 5,000	$ 5,130,980
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	10,000	10,070,401
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	959,760
Series 2014, RB	5.25%	12/01/2044	1,165	1,067,861
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,243,894
				37,928,388
Texas–11.50%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	5.00%	02/15/2045	15,000	15,275,678
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,549
Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	10,000	10,583,187
Board of Regents of the University of Texas System; Series 2019 B, RB	5.00%	08/15/2049	15,000	16,839,642
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB(a)(g)	6.00%	08/13/2024	2,000	2,007,576
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,033,212
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,101,452
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,439,076
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,663,110
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB(a)(g)	5.00%	09/01/2024	1,250	1,252,740
Series 2014 A, Ref. RB(a)(g)	5.25%	09/01/2024	1,500	1,504,187
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,508,937
Forney Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,070,037
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	7,110	6,603,240
Grand Parkway Transportation Corp.;
Series 2020, Ref. RB	4.00%	10/01/2049	15,300	14,074,805
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	10,205	9,514,922
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(i)	5.25%	08/15/2031	6,665	7,503,988
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(j)(n)	3.39%	02/15/2042	100	100,000
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,786,761
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	8,720	9,501,132
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	8,750	8,723,845
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,521,074
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,929,442
Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	5,215,070
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2026	8,750	8,001,766
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2027	3,600	3,161,284
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,171,217
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,644,468
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,661,022
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,705	1,704,969
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,447,947
Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,731,815
Series 2023, Ref. RB (INS - AGM)(i)	5.25%	05/15/2053	10,000	10,819,734
Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	6,155	5,936,011
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	5,186,906
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(c)	5.13%	02/15/2030	$ 592	$ 5,922
Series 2014, Ref. RB(c)	5.13%	02/15/2042	723	7,225
Series 2016, Ref. RB(c)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	4,320	4,294,561
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	11,434
Series 2021, RB	2.00%	11/15/2061	362	134,754
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,661,942
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	880	856,693
Series 2016 A, RB	5.38%	11/15/2036	865	769,208
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,030,706
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,718,952
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	2,935,946
Series 2020, RB	5.25%	10/01/2055	5,000	4,184,976
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,779,287
Series 2016, RB	5.00%	01/01/2036	3,400	3,436,699
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2028	12,800	11,202,460
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2029	2,165	1,821,715
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2031	4,710	3,665,824
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,758,356
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(g)	6.75%	11/15/2024	210	212,485
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	11,000	10,339,452
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	386,688
Series 2016, RB	5.75%	09/15/2036	145	143,190
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	5,250	5,746,764
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2032	1,250	1,250,235
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2037	1,000	962,195
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,648,145
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(c)(d)	5.75%	02/15/2025	1,485	816,750
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	1,500	825,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(d)	6.38%	02/15/2048	1,000	550,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(d)	6.38%	02/15/2052	5,000	2,750,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,121,357
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	470,720
Series 2020, Ref. RB	6.75%	11/15/2051	500	454,454
Series 2020, Ref. RB	6.88%	11/15/2055	500	457,394
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2012 B, VRD RB(j)	2.95%	11/15/2047	5,000	5,000,000
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	4,000	1,380,590
Series 2019, RB(h)	0.00%	08/01/2046	3,180	1,036,035
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(h)(i)	0.00%	08/15/2027	970	856,475
Series 2002, RB(g)(h)	0.00%	08/15/2027	30	26,671
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	7,670	4,328,993
Series 2015 B, Ref. RB(h)	0.00%	08/15/2037	9,995	5,330,242
Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	11,270	10,413,704
Series 2022, RB	5.00%	10/15/2047	16,380	17,405,206
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	$ 5,000	$ 5,166,304
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(b)	5.00%	12/31/2045	10,400	10,432,285
Series 2016, RB(b)	5.00%	12/31/2050	4,095	4,108,376
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,927,811
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,340,981
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(b)	5.00%	06/30/2058	7,500	7,593,584
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(i)	5.38%	11/15/2024	350	351,810
				387,332,305
Utah–0.46%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	5,097,476
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,370,313
				15,467,789
Virginia–0.37%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	955	829,562
Series 2016 A-2, RB(k)	7.13%	03/01/2059	2,293	1,464,461
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	584,180
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	818,726
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,847,956
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	4,979,125
				12,524,010
Washington–2.15%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(j)	2.10%	01/01/2046	650	650,000
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2048	5,000	5,338,824
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,326,185
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	4,000	4,287,138
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,947,463
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	20,000	20,250,100
Series 2018, RB(f)(m)	5.00%	07/01/2058	16,500	16,723,504
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	6,010,388
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(e)(g)	6.50%	07/01/2025	800	819,318
Series 2015 A, RB(a)(e)(g)	6.75%	07/01/2025	820	841,938
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,717,091
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,489,105
Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	1,084,669
				72,485,723
West Virginia–0.32%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,500	2,545,997
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	6.75%	02/01/2026	4,035	2,824,500
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	1,300	1,040,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,451,252
				10,861,749
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–2.49%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2055	$ 11,870	$ 2,454,885
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,709,764
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,691,935
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	8,984,369
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	3,000	2,190,000
Series 2017, RB(e)	7.00%	12/01/2050	6,100	5,991,884
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,304,682
Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,493,666
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,426,913
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2036	4,500	4,580,873
Series 2016, RB	5.00%	03/01/2041	6,000	6,063,386
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,051,624
Series 2018 A, RB	5.35%	12/01/2045	4,000	3,979,372
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,023,631
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	7,268,343
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,984,699
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,970	2,003,757
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	892,755
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	7,285	6,469,150
				83,928,188
TOTAL INVESTMENTS IN SECURITIES(o)–102.45% (Cost $3,479,253,483)				3,451,657,544
FLOATING RATE NOTE OBLIGATIONS–(1.96)%
Notes with interest and fee rates ranging from 3.88% to 3.93% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2030 to 07/01/2058(p)				(65,940,000)
OTHER ASSETS LESS LIABILITIES–(0.49)%				(16,458,813)
NET ASSETS–100.00%				$3,369,258,731
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $16,262,540, which represented less than 1% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $13,460,745, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $223,719,210, which represented 6.64% of the Fund’s Net Assets.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $31,475,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.33%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $94,908,290 are held by TOB Trusts and serve as collateral for the $65,940,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,451,311,849	$345,695	$3,451,657,544
Other Investments - Assets
Investments Matured	—	274,353	—	274,353
Total Investments	$—	$3,451,586,202	$345,695	$3,451,931,897
Invesco Municipal Income Fund